Goodwill and other intangible assets - Fair value (Details) - IHS Latam tower businesses	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and other intangible assets
Discount rate	9.60%	11.00%
Period of gross margin	10 years